Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	Inventories

		$ million
	2020	2019
Crude oil	4,498	5,610
Natural gas	265	222
Emissions allowances[a]	1,297	1,193
Refined petroleum and petrochemical products	8,791	11,714
	14,851	18,739
Trading inventories	292	182
	15,143	18,921
Supplies	1,730	1,959
	16,873	20,880
Cost of inventories expensed in the income statement	132,104	209,672
[a] Comparative period has been re-presented to align with the current period.
The inventory valuation at 31 December 2020 is stated net of a provision of $584 million (2019 $650 million) to write down inventories to their net realizable value, of which $216 million (2019 $290 million) relates to hydrocarbon inventories. The net credit to the income statement in the year in respect of inventory net realizable value provisions was $17 million (2019 $348 million credit), of which $71 million credit (2019 $309 million credit) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.